Average Annual Total Returns - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund	Mar. 01, 2023
Fidelity Global Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.73%)
Past 5 years	(0.75%)
Past 10 years	(0.10%)
Fidelity Global Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.62%)
Past 5 years	(2.15%)
Past 10 years	(1.00%)
Fidelity Global Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.56%)
Past 5 years	(1.03%)
Past 10 years	(0.38%)
LB324
Average Annual Return:
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	1.95%
IXZM6
Average Annual Return:
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	0.62%